CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Treasury Shares	Additional paid-in capital	Deficit	Accumulated other comprehensive income (loss)	Non-controlling interest (deficit)
Balance at Dec. 31, 2009	$ 316,596	$ 326,043	$ (6,442)	$ 13,133	$ (18,626)	$ (37)	$ 2,525
Balance (in shares) at Dec. 31, 2009		31,048,907	1,086,652
Increase (Decrease) in Stockholders' Equity
Purchase of Wavecom S.A. shares	(1,553)			(229)		32	(1,356)
Stock option tax benefit for U.S. employees	151			151
Stock option exercises (note 24)	1,074	1,625		(551)
Stock option exercises (note 24) (in shares)		173,879
Stock-based compensation (note 24)	6,956			6,956
Distribution of vested RSUs				(2,534)
Distribution of vested RSUs			2,534
Distribution of vested RSUs (in shares)			(443,610)
Net earnings (loss)	(14,799)				(14,541)		(258)
Foreign currency translation adjustments, net of tax	(5,238)					(5,466)	228
Balance at Dec. 31, 2010	303,187	327,668	(3,908)	16,926	(33,167)	(5,471)	1,139
Balance (in shares) at Dec. 31, 2010		31,222,786	643,042
Increase (Decrease) in Stockholders' Equity
Purchase of Wavecom S.A. shares	(1,787)			(796)		42	(1,033)
Stock option exercises (note 24)	519	772		(253)
Stock option exercises (note 24) (in shares)		83,906
Stock-based compensation (note 24)	6,449			6,449
Purchase of treasury shares for RSU distribution	(4,472)		(4,472)
Purchase of treasury shares for RSU distribution (in shares)			613,638
Distribution of vested RSUs				(2,239)
Distribution of vested RSUs			2,239
Distribution of vested RSUs (in shares)			(379,121)
Net earnings (loss)	(29,372)				(29,315)		(57)
Foreign currency translation adjustments, net of tax	(2,620)					(2,571)	(49)
Balance at Dec. 31, 2011	271,904	328,440	(6,141)	20,087	(62,482)	(8,000)
Balance (in shares) at Dec. 31, 2011	31,306,692	31,306,692	877,559
Increase (Decrease) in Stockholders' Equity
Common share cancellation (note 23)	(6,312)	(6,312)
Common share cancellation (note 23) (in shares)		(800,000)
Stock option tax benefit for U.S. employees	71			71
Stock option exercises (note 24)	436	637		(201)
Stock option exercises (note 24) (in shares)		85,051
Stock-based compensation (note 24)	6,713			6,713
Purchase of treasury shares for RSU distribution	(2,489)		(2,489)
Purchase of treasury shares for RSU distribution (in shares)			336,638
Distribution of vested RSUs		5
Distribution of vested RSUs (in shares)		680
Distribution of vested RSUs	(4)			(3,467)
Distribution of vested RSUs			3,458
Distribution of vested RSUs (in shares)			(497,884)
Net earnings (loss)	27,199				27,199
Foreign currency translation adjustments, net of tax	538					538
Balance at Dec. 31, 2012	$ 298,056	$ 322,770	$ (5,172)	$ 23,203	$ (35,283)	$ (7,462)
Balance (in shares) at Dec. 31, 2012	30,592,423	30,592,423	716,313